Product Warranties - Schedule of the changes in warranty liability (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Warranty activity
Balance at beginning of period	$ 40.0	$ 42.0	$ 38.3
Accruals for warranties issued during the period	12.3	24.2	27.9
Divestiture		0.0	(23.7)
Settlements made (in cash or in kind) during the period	(15.5)	(25.2)	(0.5)
Currency translation	(0.2)	(1.0)	0.0
Balance at end of period	$ 36.6	$ 40.0	$ 42.0